CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets
ConDENSED BALANCE SHEETS
(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	24,463	1,141	175
Prepaid expenses and other current assets	1,505	1,647	253

Total current assets	25,968	2,788	428

Non-current assets:
Long term investments	19,684	20,045	3,081
Investments in subsidiaries and consolidated VIEs	(183,170)	(514,022)	(79,005)

Total non-current assets	(163,486)	(493,977)	(75,924)

TOTAL ASSETS	(137,518)	(491,189)	(75,496)

LIABILITIES AND SHAREHOLDERS’ DEFECIT:
Current liabilities:
Accrued expenses and other payables	4,687	7,398	1,137

Total current liabilities	4,687	7,398	1,137

Total liabilities	4,687	7,398	1,137

Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 409,339,219 and 426,267,345 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	334	338	52
Additional paid-in capital	1,562,408	1,573,341	241,817
Treasury stock	(24,531)	-	-
Statutory reserves	1,326	1,326	204
Accumulated deficit	(1,682,459)	(2,076,151)	(319,099)
Accumulated other comprehensive income	717	2,559	393
Total shareholders’ deficit	(142,205)	(498,587)	(76,633)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(137,518)	(491,189)	(75,496)

Schedule of condensed statements of comprehensive loss
CONDENSED statements of COMPREHENSIVE LOSS
(Amounts in thousands of RMB and US$)
	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

General and administrative expenses	(7,726)	(21,314)	(10,986)	(1,689)
Impairment of long term investments	-	(12,240)	(3,290)	(506)

Operating loss	(7,726)	(33,554)	(14,276)	(2,195)

Interest income	15	18	-	-
Other income	3,376	6,593	14,384	2,211
Foreign exchange gain/(loss)	13,284	14,209	(11,043)	(1,697)
Share of losses from subsidiaries and consolidated VIEs	(97,640)	(900,743)	(358,226)	(55,058)

Loss before income taxes	(88,691)	(913,477)	(369,161)	(56,739)
Income tax expense	-	-

Net loss	(88,691)	(913,477)	(369,161)	(56,739)

Foreign currency translation	264	(293)	2,748	422
Unrealized gain/(loss) from available-for-sale investments	1,853	659	(4,195)	(645)
Amounts reclassified from accumulated other comprehensive income	-	(3,552)	3,290	506

Total other comprehensive income/(loss), net of tax	2,117	(3,186)	1,843	283
Comprehensive loss	(86,574)	(916,663)	(367,318)	(56,456)

Schedule of condensed statements of cash flows
CONDENSED STATEMENTS OF CASH FLOWS
(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash used in operating activities	(4,528)	(15,395)	(22,514)	(3,461)

Cash flows from investing activities:
Cash paid for long term investments	(1,302)	(1,842)	-	-
Cash received from sale of short term investment	-	26,828	-	-

Net cash (used in)/provided by investing activities	(1,302)	24,986	-	-

Cash flows from financing activities:
Proceeds from employee share options exercised	16,993	5,427	-	-
Cash received from an off-shore subsidiary	42,946	-	-	-
Payment for repurchase of ordinary shares	(93,891)	(39,402)	-	-

Net cash used in financing activities	(33,952)	(33,975)	-	-

Net decrease in cash and cash equivalents	(39,782)	(24,384)	(22,514)	(3,461)
Cash and cash equivalents at beginning of the year	73,408	46,363	24,463	3,760
Effect of foreign exchange rate changes on cash	12,737	2,484	(808)	(124)
Cash and cash equivalents at end of the year	46,363	24,463	1,141	175